Statement of Changes in Net Assets Available for Benefits - 401(k) PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 5,318,252
Interest, dividend, and other investment income	5,537,466
Total	10,855,718
Interest income - notes receivable from participants	158,454
Contributions:
Participant contributions	6,644,490
Rollover contributions	596,690
Employer contributions	4,798,629
Total	12,039,809
Total additions	23,053,981
Deductions from net assets attributed to:
Benefits paid to participants	(16,637,614)
Fees, net	(151,896)
Total	(16,789,510)
Net increase in net assets available for benefits	6,264,471
Net Assets available at beginning of the year	141,773,680
Net Assets available at end of year	$ 148,038,151